Other disclosures - Credit Risk - Loans and advances at amortised cost by stage (Narrative) (Details) £ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2020 GBP (£)		Mar. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)		Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 703,874	[1]		£ 703,874	[1]		£ 680,053	[2]
Loan loss rate				0.0207			0.0055
Credit impairment charges and other provisions	1,623		£ 2,115	£ 3,738	[3]	£ 928	£ 1,912	[4]
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	713,576	[1]		713,576	[1]		686,683	[2]
Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	562,924	[1]		562,924	[1]		620,406	[2]
Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	139,976	[1]		139,976	[1]		57,419	[2]
Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,676	[1]		10,676	[1]		8,858	[2]
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,702	[1]		9,702	[1]		6,630	[2]
Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,145	[1]		1,145	[1]		804	[2]
Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,522	[1]		4,522	[1]		2,543	[2]
Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,035	[1]		4,035	[1]		3,283	[2]
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	354,912			£ 354,912			£ 339,115
Loan loss rate				1.75			0.0053
Credit impairment charges and other provisions				£ 3,172			£ 1,833
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	153,637			£ 153,637			£ 135,738
Loan loss rate				1.31			0.0011
Credit impairment charges and other provisions				£ 1,012			£ 146
Loans and advances [member] | Financial assets at amortised cost [member] | Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,195			1,195			6,434
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	277,094			277,094			298,559
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	72,698			72,698			35,861
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,120			5,120			4,695
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	363,873			363,873			345,423
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	155,892			155,892			136,766
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	278,117			278,117			299,266
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	108,385			108,385			123,480
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	76,649			76,649			38,234
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43,767			43,767			10,510
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,107			9,107			7,923
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,740			3,740			2,776
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,961			8,961			6,308
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,255			2,255			1,028
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,023			1,023			707
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	261			261			152
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,951			3,951			2,373
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	890			890			286
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,987			3,987			3,228
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,104			1,104			590
Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	200,602			200,602			198,967
Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	147,402			147,402			185,839
Wholesale loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	51,840			51,840			12,447
Wholesale loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,360			1,360			681
Wholesale loans [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495			495			202
Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	51			51			62
Wholesale loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	415			415			99
Wholesale loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	29			29			41
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	152,488			152,488			129,340
Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107,443			107,443			117,398
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	42,714			42,714			10,130
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,331			2,331			1,812
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	154,697			154,697			130,332
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107,676			107,676			117,541
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43,635			43,635			10,432
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,386			3,386			2,359
Wholesale loans [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,209			2,209			992
Wholesale loans [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	233			233			143
Wholesale loans [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	921			921			302
Wholesale loans [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,055			1,055			547
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	348,962	[5]		348,962	[5]		340,938	[6]
Credit impairment charges and other provisions				409	[5]		71	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	349,703	[5]		349,703	[5]		341,260	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	284,807	[5]		284,807	[5]		321,140	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	63,327	[5]		63,327	[5]		19,185	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,569	[5]		1,569	[5]		935	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	741	[5]		741	[5]		322	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	122	[5]		122	[5]		97	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	571	[5]		571	[5]		170	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	48	[5]		48	[5]		55	[6]
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,400			7,400			17,700
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions				157	[1],[7]		8	[2]
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	215,600			215,600			149,300
Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	209,200			209,200			148,500
Other financial assets subject to impairment [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	115			115			10
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	176			176			24
Other financial assets subject to impairment [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37			37			12
Other financial assets subject to impairment [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	115			115			10
Financial assets at fair value through other comprehensive income, category [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,300			6,300			800
Financial assets at fair value through other comprehensive income, category [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 24			£ 24			£ 2

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[5]	Ex cludes loan commitments and financial guarantees of £ 7.4 bn carried at fair value
[6]	Ex cludes loan commitments and financial guarantees of £ 17.7 bn carried at fair value
[7]

Other financial assets subject to impairment excluded from the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6 bn ( December 201 9 : £1 49 . 3 bn) and impairment allow ance of £176m (December 2019: £24 m). This comprises £ 37m ECL (December 2019: £12m) on £209.2 bn Stage 1 assets (December 201 9 : £1 48.5m), £24 m (December 201 9: £2m) on £6.3 bn Stage 2 fair value through other compre hensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)